[LETTERHEAD OF CLIFFORD CHANCE US LLP]
October 14, 2009
Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, D.C. 20549
Attn: Patsy W. Mengiste

Re:	Seligman Premium Technology Growth Fund, Inc. (File Nos. 333-161752; 811-22328)
Dear Ms. Mengiste:
     On behalf of Seligman Premium Technology Growth Fund, Inc. (the “Fund”), and per our conversations, we transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, a copy of the Fund’s Pre-Effective Amendment No. 1 to Registration Statement on Form N-2 (the “Registration Statement”).
     The Fund is filing the Registration Statement to respond to comments provided by you on October 2, 2009 and to make other changes.
     If you have any questions concerning the foregoing, please call Clifford R. Cone at (212) 878-3180 or Leonard B. Mackey, Jr. at (212) 878-8489.
Best Regards,

/s/ Clifford R. Cone
Clifford R. Cone